Organization - Additional Information (Details)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Organization
Net asset of VIE, not pledged		¥ 13,612,910,787	$ 1,946,620,353	¥ 12,464,227,285
Variable Interest Entity
Organization
Net asset of VIE, not pledged		7,509,657,118	1,073,866,685	7,210,215,971
Asset not pledged as collateral | Variable Interest Entity
Organization
Net asset of VIE, not pledged		¥ 7,453,000,000	$ 1,066,000,000	¥ 7,202,000,000
Xiamen Happy Time Technology Co., Ltd. ("Xiamen Happy Time") | Xiamen Qudian Technology Co., Ltd. ("Xiamen Qudian")
Organization
Investment amount	¥ 99,900,000